Related Party Leases	12 Months Ended
Dec. 31, 2013
Related Party Leases
Note 22. Related Party Leases

The Bank has entered into a long-term land lease with a related party to provide for space for one branch located in Hartfield, Virginia. This lease has been classified as an operating lease for financial reporting purposes. The lease term was extended for an additional ten years during 2013 and now expires on May 31, 2023 with annual lease payments of approximately $8 thousand. Future minimum lease payments required over the remaining term of this non-cancelable operating lease total $73 thousand. Under the terms of the lease, the Bank has multiple options to extend the lease term beyond May 31, 2023. Total lease expense was $8 thousand for each of the years 2013, 2012 and 2011, respectively.